Intangible assets excluding goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill (Tables), Intangible assets excluding goodwill [Text Block]

Philips Group

Intangible assets excluding goodwill

in millions of EUR

2019

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2019
Cost	689	2,421	2,400	2,103	532	684	168	8,997
Amortization/ impairments	(484)	(1,488)	(1,330)	(1,483)	(51)	(480)	(93)	(5,408)
Book value	205	934	1,070	621	481	204	75	3,589
Changes in book value:
Additions		-	28	(1)	338	129	4	497
Assets available for use				296	(296)		-	1
Acquisitions	3	56	24			-	(5)	77
Amortization	(31)	(119)	(127)	(229)		(75)	(6)	(587)
Impairments	-	-	(66)	(96)	(8)	-		(171)
Translation differences and other	7	20	32	-	8	-	(9)	59
Total changes	(21)	(44)	(110)	(29)	41	54	(16)	(124)
Balance as of December 31, 2019
Cost	709	2,476	2,491	2,387	578	784	154	9,579
Amortization/ impairments	(524)	(1,587)	(1,530)	(1,795)	(56)	(527)	(94)	(6,113)
Book Value	184	890	961	592	523	257	59	3,466

Philips

Intangible assets excluding goodwill

in millions of EUR

2018

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2018
Cost	670	2,342	1,985	1,848	487	605	105	8,042
Amortization/ impairments	(392)	(1,338)	(1,161)	(1,262)	(51)	(431)	(84)	(4,720)
Book value	278	1,004	824	586	436	174	21	3,322

Changes in book value:
Additions		7	14		295	92	1	408
Assets available for use				256	(256)
Acquisitions	11	17	330			0	56	415
Amortization	(34)	(114)	(116)	(221)		(59)	(4)	(549)
Impairments	(52)	(16)	(9)	(16)	(1)	(5)	(2)	(101)
Translation differences	3	36	27	15	8	2	3	94
Total changes	(72)	(70)	246	34	45	30	53	267
Balance as of December 31, 2018
Cost	689	2,421	2,400	2,103	532	684	168	8,997
Accumulated amortization	(484)	(1,488)	(1,330)	(1,483)	(51)	(480)	(93)	(5,408)
Book Value	205	934	1,070	621	481	204	75	3,589

Intangible assets excluding goodwill (Tables), Expected useful lives of intangible assets excluding goodwill [Text Block]	Philips Group Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-7